Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 9.6%
58,766	(1)	Alphabet, Inc. - Class A	$86,127,449	1.4
2,199,032	(1)	Altice USA, Inc.	57,174,832	1.0
1,016,850	(1)	Facebook, Inc.- Class A	266,313,015	4.4
1,205,807	(1),(2)	Snap, Inc.	31,483,621	0.5
250,096	(1)	Spotify Technology SA	60,665,787	1.0
452,582	(1)	Take-Two Interactive Software, Inc.	74,775,598	1.3
			576,540,302	9.6

		Consumer Discretionary: 17.0%
204,277	(1)	Amazon.com, Inc.	643,213,118	10.7
143,514	(1)	Burlington Stores, Inc.	29,576,800	0.5
593,712		Darden Restaurants, Inc.	59,810,547	1.0
484,400	(1)	Five Below, Inc.	61,518,800	1.0
282,038	(1)	O'Reilly Automotive, Inc.	130,042,081	2.2
1,063,914		Ross Stores, Inc.	99,284,455	1.6
			1,023,445,801	17.0

		Consumer Staples: 4.7%
517,064		Church & Dwight Co., Inc.	48,454,068	0.8
500,514		Constellation Brands, Inc.	94,852,408	1.6
998,178		Mondelez International, Inc.	57,345,326	0.9
1,123,805		Philip Morris International, Inc.	84,274,137	1.4
			284,925,939	4.7

		Financials: 1.6%
265,475		S&P Global, Inc.	95,730,285	1.6

		Health Care: 14.0%
1,553,896		AbbVie, Inc.	136,105,751	2.3
630,893		Agilent Technologies, Inc.	63,682,339	1.1
118,285	(1)	Align Technology, Inc.	38,721,778	0.6
2,179,856	(1)	Boston Scientific Corp.	83,292,298	1.4
457,439		Danaher Corp.	98,500,340	1.6
817,795		Eli Lilly & Co.	121,050,016	2.0
918,433	(1)	Horizon Therapeutics Plc	71,343,875	1.2
208,925		Humana, Inc.	86,471,968	1.4
339,904	(1)	Tandem Diabetes Care, Inc.	38,579,104	0.6
77,945	(1)	Veeva Systems, Inc.	21,917,354	0.4
320,356	(1)	Vertex Pharmaceuticals, Inc.	87,175,275	1.4
			846,840,098	14.0

		Industrials: 5.6%
625,361		Ametek, Inc.	62,160,883	1.0
55,169	(1)	CoStar Group, Inc.	46,811,448	0.8
1,331,037		CSX Corp.	103,381,644	1.7
227,851		Roper Technologies, Inc.	90,026,209	1.5
198,365	(1)	United Rentals, Inc.	34,614,693	0.6
			336,994,877	5.6

		Information Technology: 43.5%
1,898,902	(1)	Advanced Micro Devices, Inc.	$155,690,975	2.6
6,434,497		Apple, Inc.	745,179,098	12.3
458,442	(1)	Autodesk, Inc.	105,904,686	1.8
1,389,655	(1)	Cadence Design Systems, Inc.	148,178,913	2.4
172,730	(1)	DocuSign, Inc.	37,178,405	0.6
482,702	(1)	Five9, Inc.	62,596,795	1.0
304,689		Global Payments, Inc.	54,106,673	0.9
581,791		Intuit, Inc.	189,786,042	3.1
228,386		Lam Research Corp.	75,767,055	1.3
1,385,992		Microsoft Corp.	291,515,697	4.8
128,892		Monolithic Power Systems, Inc.	36,039,492	0.6
545,804		Motorola Solutions, Inc.	85,587,525	1.4
75,730	(1)	Paycom Software, Inc.	23,452,807	0.4
213,374	(1)	RingCentral, Inc.	58,594,634	1.0
468,511	(1)	Salesforce.com, Inc.	117,746,185	1.9
197,755	(1)	ServiceNow, Inc.	95,911,175	1.6
284,141	(1)	Twilio, Inc.	70,208,400	1.2
1,381,402		Visa, Inc. - Class A	276,238,958	4.6
			2,629,683,515	43.5

		Materials: 1.1%
267,534		Avery Dennison Corp.	34,201,546	0.5
446,710	(1)	Crown Holdings, Inc.	34,334,131	0.6
			68,535,677	1.1

		Real Estate: 2.1%
395,307		SBA Communications Corp.	125,897,373	2.1

	Total Common Stock
	(Cost $4,812,348,842)		5,988,593,867	99.2

EXCHANGE-TRADED FUNDS: 0.5%
140,115		iShares Russell 1000 Growth ETF	30,389,542	0.5

	Total Exchange-Traded Funds
	(Cost $19,720,443)		30,389,542	0.5

	Total Long-Term Investments
	(Cost $4,832,069,285)		6,018,983,409	99.7

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreements: 0.1%
1,034,436	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,034,439, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,055,125, due 10/25/20-06/20/69)	$1,034,436	0.0
1,287,955	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,287,959, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,313,720, due 10/08/20-08/15/50)	1,287,955	0.0
2,172,255	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,172,260, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $2,215,700, due 11/27/20-11/01/59)	2,172,255	0.0
2,172,255	(3)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,172,260, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,215,700, due 11/01/26-08/01/50)	2,172,255	0.1
2,172,255	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,172,260, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,215,700, due 10/27/20-07/15/61)	2,172,255	0.0
493,792	(3)	TD Securities (USA) LLC, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $493,793, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $503,668, due 03/01/50-09/01/50)	493,792	0.0

	Total Repurchase Agreements
	(Cost $9,332,948)		9,332,948	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
23,813,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
		(Cost $23,813,000)	23,813,000	0.4

	Total Short-Term Investments
	(Cost $33,145,948)		33,145,948	0.5

	Total Investments in Securities (Cost $4,865,215,233)		$6,052,129,357	100.2
	Liabilities in Excess of Other Assets		(9,326,134)	(0.2)
	Net Assets		$6,042,803,223	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$5,988,593,867	$–	$–	$5,988,593,867
Exchange-Traded Funds	30,389,542	–	–	30,389,542
Short-Term Investments	23,813,000	9,332,948	–	33,145,948
Total Investments, at fair value	$6,042,796,409	$9,332,948	$–	$6,052,129,357

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,873,277,758.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,218,457,076
Gross Unrealized Depreciation	(39,605,477)
Net Unrealized Appreciation	$1,178,851,599